Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net loss	$ (160,856)	$ (183,934)	$ (347,963)
Items not involving cash
Interest expense on convertible debentures	45,000	33,976	45,571
Net loss after items not involving cash	(115,856)	(149,958)	(302,392)
Changes in non-cash working capital	37,510	149,537	203,121
Cash Used in Operating Activities	(78,346)	(421)	(99,271)
Financing Activities
Issue of common shares and warrants, net of share issuance costs	0	0	99,800
Warrants exercised	79,500	0	0
Cash Provided by Financing Activities	79,500	0	99,800
Net Increase (Decrease) in Cash	1,154	(421)	529
Cash, Beginning of Year	891	1,312	783
Cash, End of Year	$ 2,045	$ 891	$ 1,312